Current and long-term debt - 2023 $117.4 Million Credit Facility (Details) $ in Thousands	1 Months Ended
	Jan. 31, 2023 USD ($)	Feb. 28, 2023 USD ($) tanker
Disclosure of detailed information about borrowings [line items]
Net debt to capitalization ratio	65.00%
2023 $117.4 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth	$ 1,000,000
Minimum percentage aggregate fair value of collateral	150.00%
2023 $117.4 Million Credit Facility | Cumulative positive net income, period one
Disclosure of detailed information about borrowings [line items]
Cumulative positive net income as a percentage	25.00%
2023 $117.4 Million Credit Facility | Cumulative positive net income, period two
Disclosure of detailed information about borrowings [line items]
Cumulative positive net income as a percentage	50.00%
2023 $117.4 Million Credit Facility | Consolidated liquidity requirement - scenario one
Disclosure of detailed information about borrowings [line items]
Liquidity requirement	$ 25,000
2023 $117.4 Million Credit Facility | Consolidated liquidity requirement - scenario two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement per owned ship	500
Liquidity requirement per chartered-in ship	$ 250
Seven Vessels | 2023 $117.4 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 117,400
Number of vessels | tanker		7
Borrowings maturity, term	5 years
Periodic borrowing payment, amount per vessel	$ 4,300
Seven Vessels | 2023 $117.4 Million Credit Facility | SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.925%